Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Additional Paid-In Capital	Number of Common Shares	Capital Payable	Retained Earnings (Accumulated Deficit)	Subscriptions receivale
Balance, shares at Dec. 31, 2021			85,546
Balance, amount at Dec. 31, 2021	$ (506)	$ 27,584	$ 165,061	$ 0	$ (192,562)	$ (589)
Statement [Line Items]
Shares issuance for cash and subscriptions, shares			3,984
Shares issuance for cash and subscriptions, amount	4,266	(568)	$ 4,245	0	0	589
Warrant issued	1,741	1,741	$ 0	0	0	0
Stock-based compensation and service fee, shares			985
Stock-based compensation and service fee, amount	593	(1,772)	$ 2,365	0	0	0
Net loss	(6,576)	0	$ 0		(6,576)	0
Balance, shares at Dec. 31, 2022			90,515
Balance, amount at Dec. 31, 2022	(482)	26,985	$ 171,671	0	(199,138)	0
Statement [Line Items]
Shares issuance for cash and subscriptions, shares			1,175
Shares issuance for cash and subscriptions, amount	1,150	0	$ 1,150	0	0	0
Warrant issued	440	440			0
Stock-based compensation and service fee, shares			850
Stock-based compensation and service fee, amount	3,357	113	$ 35	3,209	0	0
Net loss	(8,844)	0	$ 0		(8,844)	0
Cancellation of accrued salary	206	206
Note Payable Converted into Shares, shares			1,000
Note Payable Converted into Shares, amount	1,000	40	$ 960
Balance, shares at Dec. 31, 2023			93,540
Balance, amount at Dec. 31, 2023	(3,173)	27,784	$ 173,816	3,209	(207,982)	0
Statement [Line Items]
Warrant issued	0	0	$ 0	0		0
Stock-based compensation and service fee, shares			1,000
Stock-based compensation and service fee, amount	671	9	$ 60	602		0
Net loss	(4,492)	0	0		(4,492)	0
Shares issuance for cash and subscriptions	0	0	$ 0			0
Equity component of convertible note	219	219
Balance, shares at Dec. 31, 2024			94,540
Balance, amount at Dec. 31, 2024	$ (6,775)	$ 28,012	$ 173,876	$ 3,811	$ (212,474)	$ 0